FILE NOS. 333-69396
                                                                       811-07437

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /   /

         Pre-Effective Amendment No. ___                   /   /

         Post-Effective Amendment No. 1                   / X /

                        (Check appropriate box or boxes)

                             JOHN HANCOCK DECLARATION TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
--------------------------------------------------------------------------------
                (Address of principal executive office) Zip Code

                                 (617) 375-1702
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              (Registrant's Telephone Number, including Area Code)

                                 Susan S. Newton
                             Senior Vice President
                              101 Huntington Avenue
                                Boston, MA 02199
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                         JOHN HANCOCK DECLARATION TRUST

                    STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-69396 and 811-07437, dated September 14, 2001, are incorporated by reference in their entirety herein.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 4th day of January, 2002.

                                       JOHN HANCOCK DECLARATION TRUST

                                       By:             *
                                           -----------------------------
                                           Maureen R. Ford
                                           Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                             Title                                  Date
        ---------                             -----                                  ----

             *                     Chairman, President and Chief Executive Officer
-----------------------            (Principal Executive Officer)
Maureen R. Ford

             *                     Senior Vice President and Chief
-----------------------            Financial Officer
Richard A. Brown

/s/William H. King                 Senior Vice President, Treasurer               January 4, 2002
-----------------------            (Chief Accounting Officer)
William H. King

             *                             Trustee
-----------------------
Dennis S. Aronowitz

             *                             Trustee
-----------------------
John M. DeCiccio

             *                             Trustee
-----------------------
Richard P. Chapman, Jr.

             *                             Trustee
-----------------------
William J. Cosgrove

             *                             Trustee
-----------------------
Richard A. Farrell

             *                             Trustee
-----------------------
Gail D. Fosler

             *                             Trustee
-----------------------
William F. Glavin

             *                             Trustee
-----------------------
Dr. John A. Moore

             *                             Trustee
-----------------------
Patti McGill Peterson

             *                             Trustee
-----------------------
John W. Pratt

*By: /s/Susan S. Newton                                                         January 4, 2002
    -------------------
     Susan S. Newton
     Attorney-in-Fact under
     Powers of Attorney dated
     June 23, 2001 and September 12, 2001.
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